Consolidated Statements of Comprehensive (Loss) Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Sales	$ 226,993	$ 276,334
Cost of sales:
Production costs	153,679	152,585
Cost of acquired diamonds	11,088	16,081
Depreciation and depletion	63,711	82,825
(Loss) earnings from mine operations	(1,485)	24,843
Impairment loss on property, plant and equipment	217,366	115,753
Exploration and evaluation expenses	3,807	8,884
Selling, general and administrative expenses	13,153	13,058
Operating loss	(235,811)	(112,852)
Net finance expenses	(39,997)	(38,637)
Derivative gains (losses)	127	(1,214)
Foreign exchange gains	12,252	20,764
Loss before taxes	(263,429)	(131,939)
Current income taxes	0	7
Deferred income taxes	0	3,174
Total income taxes	0	3,181
Net loss for the year	(263,429)	(128,758)
Total comprehensive loss for the year	$ (263,429)	$ (128,758)
Basic and diluted loss per share	$ (1.25)	$ (0.61)
Basic weighted average number of shares outstanding	210,406,658	210,134,192
Diluted weighted average number of shares outstanding	210,406,658	210,134,192